Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 1,006,429	$ 1,006,216
Less: Accumulated depreciation	(911,916)	(876,111)
Property and equipment, net	94,513	130,105
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	728,532	737,372
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	188,042	185,361
Office equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 89,855	$ 83,483